Mineral properties consisted of the following (Details) (USD $)	Oct. 31, 2013	Jan. 31, 2013
Mineral properties consisted of the following:
Cherry Creek Claim	$ 174,013	$ 21,291
Idaho Claim	750,000	0
Less impairment	(750,000)	0
Total Mineral properties	$ 174,013	$ 21,291